12. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year 2012 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 17.8	$ 26.7	$ 26.4	$ 26.6	$ 21.9	$ 119.4
Insurance Income .....................	3.2	10.9	10.2	2.8	5.4	32.5
Other .......................................	.1	2.0	1.9	3.8	1.8	9.6
	21.1	39.6	38.5	33.2	29.1	161.5
Expenses:
Interest Cost ..............................	1.4	2.8	2.8	2.6	1.8	11.4
Provision for Loan Losses .......	3.0	4.8	5.2	4.9	3.9	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	9.1	12.3	13.0	11.6	11.7	57.7
	13.9	20.4	21.5	19.6	17.8	93.2

Segment Profit ...............................	$ 7.2	$ 19.2	$ 17.0	$ 13.6	$ 11.3	$ 68.3

Segment Assets:
Net Receivables .........................	$ 46.8	$ 92.4	$ 90.5	$ 87.9	$ 62.1	$379.7
Cash .......................................	.3	.6	.8	.6	.6	2.9
Net Fixed Assets .......................	1.3	1.4	1.2	1.3	1.2	6.4
Other Assets ..............................	.0	.1	.0	.2	.1	.4
Total Segment Assets .........	$ 48.4	$ 94.5	$ 92.5	$ 90.0	$ 64.0	$389.4

RECONCILIATION:	2012 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 161.6
Corporate finance charges earned not allocated to segments .........................................................................................	(.1)
Reclassification of insurance expense against insurance income ..................................................................................	3.4
Timing difference of insurance income allocation to segments .......................................................................................	7.7
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$172.7

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 68.3
Corporate earnings not allocated ........................................................................................................................................	11.1
Corporate expenses not allocated .......................................................................................................................................	(42.8)
Income taxes not allocated ...................................................................................................................................................	(3.9)
Consolidated Net Income ...............................................................................................................................................	$ 32.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$389.4
Loans held at corporate level ...............................................................................................................................................	1.9
Unearned insurance at corporate level ...............................................................................................................................	(16.0)
Allowance for loan losses at corporate level ......................................................................................................................	(22.0)
Cash and cash equivalents held at corporate level ...........................................................................................................	30.0
Investment securities at corporate level ..............................................................................................................................	124.3
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	8.1
Consolidated Assets .......................................................................................................................................................	$518.3

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2011 followed by a reconciliation to consolidated Company data.

Year 2011 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 16.0	$ 25.0	$ 25.5	$ 23.0	$ 19.3	$ 108.8
Insurance Income .....................	2.8	9.7	9.5	4.7	4.8	31.5
Other .......................................	.1	2.0	1.8	1.1	1.6	6.6
	18.9	36.7	36.8	28.8	25.7	146.9
Expenses:
Interest Cost ..............................	1.3	2.9	3.0	2.6	1.8	11.6
Provision for Loan Losses .......	3.3	5.1	5.9	4.1	3.4	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	8.5	11.9	12.5	11.1	10.6	54.6
	13.5	20.4	21.9	18.3	16.2	90.3

Segment Profit ...............................	$ 5.4	$ 16.3	$ 14.9	$ 10.5	$ 9.5	$ 56.6

Segment Assets:
Net Receivables .........................	$ 40.4	$ 87.3	$ 88.2	$ 80.2	$ 56.2	$352.3
Cash .......................................	.4	.8	.9	.6	.7	3.4
Net Fixed Assets .......................	1.0	1.6	1.5	1.6	1.1	6.8
Other Assets ..............................	.0	.1	.0	.1	.1	.3
Total Segment Assets .........	$ 41.8	$ 89.8	$ 90.6	$ 82.5	$ 58.1	$362.8

RECONCILIATION:	2011 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 146.9
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.9
Timing difference of insurance income allocation to segments .......................................................................................	7.9
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$157.9

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 56.6
Corporate earnings not allocated ........................................................................................................................................	10.9
Corporate expenses not allocated .......................................................................................................................................	(35.3)
Income taxes not allocated ...................................................................................................................................................	(3.1)
Consolidated Net Income ...............................................................................................................................................	$ 29.1

Assets:
Total assets for reportable segments ...................................................................................................................................	$362.8
Loans held at corporate level ...............................................................................................................................................	2.2
Unearned insurance at corporate level ...............................................................................................................................	(15.2)
Allowance for loan losses at corporate level ......................................................................................................................	(21.4)
Cash and cash equivalents held at corporate level ...........................................................................................................	18.5
Investment securities at corporate level ..............................................................................................................................	107.7
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	7.7
Consolidated Assets .......................................................................................................................................................	$464.9

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2010 followed by a reconciliation to consolidated Company data.

Year 2010 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 14.8	$ 23.1	$ 24.5	$ 20.9	$ 17.1	$100.4
Insurance Income .....................	2.7	8.6	9.2	4.4	4.3	29.2
Other .......................................	.1	1.7	1.6	.9	1.3	5.6
	17.6	33.4	35.3	26.2	22.7	135.2
Expenses:
Interest Cost ..............................	1.4	3.2	3.3	2.6	1.8	12.3
Provision for Loan Losses .......	3.0	5.6	6.1	5.3	3.6	23.6
Depreciation ..............................	.4	.5	.4	.5	.3	2.1
Other .......................................	8.2	11.7	12.5	10.4	9.9	52.7
	13.0	21.0	22.3	18.8	15.6	90.7

Segment Profit ...............................	$ 4.6	$ 12.4	$ 13.0	$ 7.4	$ 7.1	$ 44.5

Segment Assets:
Net Receivables .........................	$ 39.6	$ 82.8	$ 86.3	$ 72.4	$ 50.2	$331.3
Cash .......................................	.3	.6	.8	.5	.4	2.6
Net Fixed Assets .......................	.7	.9	.8	1.3	.7	4.4
Other Assets ..............................	.0	.1	.1	.2	.1	.5
Total Segment Assets .........	$ 40.6	$ 84.4	$ 88.0	$ 74.4	$ 51.4	$338.8

RECONCILIATION:	2010 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 135.2
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.7
Timing difference of insurance income allocation to segments .......................................................................................	7.3
Other revenues not allocated to segments .........................................................................................................................	.2
Consolidated Revenues ..................................................................................................................................................	$145.5

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 44.5
Corporate earnings not allocated ........................................................................................................................................	10.2
Corporate expenses not allocated .......................................................................................................................................	(31.3)
Income taxes not allocated ...................................................................................................................................................	(2.7)
Consolidated Net Income ...............................................................................................................................................	$ 20.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$338.8
Loans held at corporate level ...............................................................................................................................................	1.7
Unearned insurance at corporate level ...............................................................................................................................	(13.9)
Allowance for loan losses at corporate level ......................................................................................................................	(24.1)
Cash and cash equivalents held at corporate level ...........................................................................................................	31.8
Investment securities at corporate level ..............................................................................................................................	78.2
Fixed assets at corporate level .............................................................................................................................................	2.3
Other assets at corporate level .............................................................................................................................................	7.3
Consolidated Assets .......................................................................................................................................................	$422.1